CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Online games	₩ 90,339	₩ 76,989	₩ 81,017
Mobile games	455,235	405,676	629,604
Other revenue	14,974	18,180	14,895
Total Revenues	560,548	500,845	725,516
Cost of revenues	(364,268)	(306,903)	(484,958)
Gross profit	196,280	193,942	240,558
Selling, general and administrative expenses	(106,924)	(92,491)	(66,066)
Research and development	(10,326)	(15,262)	(13,486)
Other income	313	789	913
Other expenses	(1,947)	(1,594)	(1,552)
Operating profit	77,396	85,384	160,367
Finance income	24,599	30,889	23,267
Finance costs	(11,056)	(9,926)	(14,935)
Profit before income tax	90,939	106,347	168,699
Income tax expenses	23,629	21,445	36,717
Profit for the year	67,310	84,902	131,982
Items that may be subsequently reclassified to income or loss:
Foreign currency translation adjustments	1,671	19,826	1,559
Items that will not be reclassified to income or loss:
Remeasurement of defined benefit liabilities	22	24	7
Total comprehensive income (loss) for the year	69,003	104,752	133,548
Profit (loss) attributable to:
Owners of the Parent Company	67,464	84,919	132,019
Non‑controlling interest	(154)	(17)	(37)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	69,186	104,704	133,560
Non-controlling interest	₩ (183)	₩ 48	₩ (12)
Earnings per share (in Korean won)
Basic earnings per share (in korean won per share)	₩ 9,709	₩ 12,221	₩ 18,999
Diluted earnings per share (in korean won per share)	₩ 9,709	₩ 12,221	₩ 18,999